Leases (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Future Minimum Rental Payments Required Under Noncancelable Operating Leases with Initial Terms in Excess of One Year

As of December 31, 2013, the future minimum rental payments required under noncancelable operating leases with initial terms in excess of one year are as follows:

December 31, 2014	$197,004
December 31, 2015	189,504
December 31, 2016	182,004
December 31, 2017	41,292
December 31, 2018	36,000
Thereafter	162,000